Labor and Social Obligations - Restricted Stock Units (Details) - Restricted stock units R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) shares
Labor and Social Obligations
Outstanding at the beginning	0
Granted	583,775
Exercised	(188,089)
Effectively forfeited	(36,913)
Estimated forfeited | shares	(21,588)
Outstanding at the end	337,185
Total compensation expense	R$ 66,429
Total compensation expense, principal amount	32,494
Total compensation expense, taxes and contributions amount	R$ 33,935